Share-Based Compensation (Details) - Schedule of share-based compensation expense of share incentive ¥ in Thousands	6 Months Ended
Jun. 30, 2021 CNY (¥)
General and administrative [Member] | Share Incentive [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense of share incentive [Line Items]
General and administrative	¥ 1,210